Disaggregated Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

NOTE 14 — DISAGGREGATED REVENUES

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.

Revenue from external customers	September 30, 2025	December 31, 2024
IVF treatment service	$3,301,879	$5,433,375
Surrogacy, ancillary caring and other services	—	—
Total revenues	$3,301,879	$5,433,375

Geographical information

Revenue from external customers originated from	September 30, 2025	December 31, 2024
HK SAR	—	$—
Kyrgyzstan	1,621,161	2,656,596
Cambodia	470,676	601,526
Thailand	1,149,429	2,175,253
China	34,565	—
US	26,048
Total revenues	3,301,879	$5,433,375

The revenue information above is based on the locations where the revenue originated.

Long-lived assets located at	September 30, 2025	December 31, 2024
HK SAR	$31,895	3,081
China	—	8,370
Cambodia	7,772	47,902
Thailand	289,693	312,313
	$329,360	371,666

The Company’s long-lived assets consist of plant and equipment, net and operating leases right-of-use assets, net.

NOTE 15 — DISAGGREGATED REVENUES

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.

	For the year ended December 31,
Revenue from external customers	2024	2023	2022
IVF treatment service	$5,433,375	$4,021,696	$2,819,163
Surrogacy, ancillary caring and other services	—	1,114,457	3,125,027
Total revenues	$5,433,375	$5,136,153	$5,944,190

Geographical information

	December 31,
Revenue from external customers originated from	2024	2023	2022
HK SAR	$—	34,038	$—
Kyrgyzstan	2,656,596	3,123,593	5,060,973
Cambodia	601,526	621,619	377,608
Thailand	2,175,253	1,356,903	505,609
Total revenues	$5,433,375	5,136,153	$5,944,190

The revenue information above is based on the locations where the revenue originated.

	December 31,
Long-lived assets located at	2024	2023	2022
HK SAR	$3,081	$584	—
China	8,370	—	—
Kyrgyzstan	—	—	22,513
Cambodia	47,902	137,472	229,085
Thailand	312,313	307,948	254,745
	$371,666	$446,004	506,343

The Company’s long-lived assets consist of plant and equipment, net and operating leases right-of-use assets, net.